Trade Payables and Accrued Liabilities - Summary of Trade Payables and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current payables [abstract]
Trade payables	$ 310	$ 477
Amounts due to related parties (Note 10)	169	1
Accrued liabilities	40	78
Trade payables and accrued liabilities	$ 519	$ 556